Interests in Subsidiaries - Summary of Financial Information of Subsidiaries Subject to Significant Restrictions (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	£ 124,558	£ 124,078
Current assets	12,807	13,612
Non-current liabilities	(54,820)	(59,257)
Current liabilities	(15,144)	(15,478)
Imperial Tobacco Canada
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	2,403	2,354
Current assets	1,630	1,251
Non-current liabilities	(109)	(132)
Current liabilities	(479)	(528)
Net assets (liabilities)	£ 3,445	£ 2,945